Convertible Debentures - Summary of 2019 Convertible Debentures (Detail) - 2019 Convertible debentures liability [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Notes And Debentures Issued [Line Items]
Carrying amount of liability component	$ 22,185,170	$ 19,534,988
Less: interest payable (Note 11)	(195,479)	(232,484)
Convertible Debentures [Member]
Disclosure Of Reconciliation Of Notes And Debentures Issued [Line Items]
Opening balance	19,767,472	17,753,016
Conversion of debentures into common shares		(50,000)
Interest paid	(2,345,750)	(2,345,750)
Accreted interest at effective interest rate	4,958,927	4,410,206
Carrying amount of liability component	$ 22,380,649	$ 19,767,472